Schedule of reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital reserves	R$ 401,806	R$ 397,183
Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	R$ 48,202	R$ 43,579